Document and Entity Information	9 Months Ended
	Aug. 31, 2012	Oct. 01, 2012
Document And Entity Information
Entity Registrant Name	TAP RESOURCES, INC.
Entity Central Index Key	0001407343
Document Type	S-1
Document Period End Date	Aug 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		280,920
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

BALANCE SHEETS (Unaudited) (USD $)	Aug. 31, 2012	Nov. 30, 2011	Nov. 30, 2010
CURRENT ASSETS
Cash	$ 511	$ 511	$ 1,399
Prepaid expenses			406
TOTAL CURRENT ASSETS	511	511	1,805
TOTAL ASSETS	511	511	1,805
CURRENT LIABILITIES
Accounts payable and accrued liabilities	72,844	56,333	38,375
Loan to shareholder (Note 3)	48,092	36,238	36,238
Loans payable and accrued interest (Note 4)	35,680	35,680	36,049
TOTAL LIABILITIES	156,616	128,251	110,662
STOCKHOLDERS' DEFICIT
Capital stock (Note 5) Authorized 200,000,000 shares of common stock, $0.001 par value, Issued and outstanding 280,920 shares of common stock (November 30, 2011 - 280,920)	281	281	281
Additional paid-in capital	22,419	22,419	22,419
Deficit accumulated during the exploration stage	(178,805)	(150,440)	(131,557)
TOTAL STOCKHOLDERS' DEFICIT	(156,105)	(127,740)	(108,857)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 511	$ 511	$ 1,805

BALANCE SHEETS (Parenthetical) (USD $)	Aug. 31, 2012	Nov. 30, 2011
STOCKHOLDERS' DEFICIT
Common stock Par value	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000

STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Aug. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	$ 940		$ 13,252		$ 1,442	$ 12,177	$ 23,350	$ 36,602
Foreign exchange gain/(loss)						825	(1,767)	(1,767)
Mining expenses							6,044	6,044
Professional fees	4,250	1,948	14,750	11,261	16,957	29,934	121,960	136,710
TOTAL GENERAL & ADMINISTRATIVE EXPENSES					18,399	42,936	149,587
NET OPERATING LOSS	(5,190)	(1,948)	(28,002)	(11,261)	(18,399)	(42,936)	(149,587)	(177,589)
OTHER EXPENSE
Interest expense	(121)	(121)	(363)	(363)	(484)	(369)	(853)	(1,216)
TOTAL OTHER EXPENSE	(121)	(121)	(363)	(363)				(1,216)
NET LOSS	$ (5,311)	$ (2,069)	$ (28,365)	$ (11,624)	$ (18,883)	$ (43,305)	$ (150,440)	$ (178,805)
BASIC LOSS PER COMMON SHARE	$ (0.02)	$ (0.01)	$ (0.1)	$ (0.04)	$ (0.07)	$ (0.15)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING -BASIC	280,920	280,920	280,920	280,920	280,920	280,920

STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Share Subscription Receivable	Deficit Accumulated During the Exploration Stage	Total
Beginning Period, Amount at Oct. 31, 2006
Shares issued for cash - at $0.0055 per share, November 1, 2006, Shares	1,710,000
Shares issued for cash - at $0.0055 per share, November 1, 2006, Amount	$ 1,710	$ 7,790			$ 9,500
Share Subscription Receivable			(9,500)		(9,500)
Net loss				(1,413)	(1,413)
Ending Period, Amount at Nov. 30, 2006	1,710	7,790	(9,500)	(1,413)	(1,413)
Ending Period, Shares at Nov. 30, 2006	1,710,000
Proceeds from Subscription Receivable			9,500		9,500
Shares issued for cash - at $0.1111 per share, October, 2007, Shares	79,200
Shares issued for cash - at $0.1111 per share, October, 2007, Amount	7,922	8,721			8,800
Shares issued for cash - at $0.1111 per share, November, 2007, Shares	21,600
Shares issued for cash - at $0.1111 per share, November, 2007, Amount		2,378			2,400
Net loss				(24,090)	(24,090)
Ending Period, Amount at Nov. 30, 2007	1,811	18,889		(25,503)	(4,803)
Ending Period, Shares at Nov. 30, 2007	1,810,800
Net loss				(32,324)	(32,324)
Ending Period, Amount at Nov. 30, 2008	1,811	18,889		(57,827)	(37,127)
Ending Period, Shares at Nov. 30, 2008	1,810,800
Common Stock redeemed at $0.0055 - per share on March 25, 2009, Shares	(1,530,000)
Common Stock redeemed at $0.0055 - per share on March 25, 2009, Amount	(1,530)	(6,970)			(8,500)
Shares issued for cash - At $87.50 per share - June, 2009, Shares	120
Shares issued for cash - At $87.50 per share - June, 2009, Amount		10,500			10,500
Net loss				(30,425)	(30,425)
Ending Period, Amount at Nov. 30, 2009	281	22,419		(88,252)	(65,552)
Ending Period, Shares at Nov. 30, 2009	280,920
Net loss				(43,305)	(43,305)
Ending Period, Amount at Nov. 30, 2010	281	22,419		(131,557)	(108,857)
Ending Period, Shares at Nov. 30, 2010	280,920
Net loss				(18,883)	(18,883)
Ending Period, Amount at Nov. 30, 2011	281	22,419		(150,440)	(127,740)
Ending Period, Shares at Nov. 30, 2011	280,920
Net loss				(28,365)	(28,365)
Ending Period, Amount at Aug. 31, 2012	$ 281	$ 22,419		$ (178,805)	$ (156,105)
Ending Period, Shares at Aug. 31, 2012	280,920

STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Aug. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (28,365)	$ (11,624)	$ (18,883)	$ (43,305)	$ (150,440)	$ (178,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange loss/(gain)				825
Changes in operating assets and liabilities:
Interest on loan payable	363	363	484	369	853	1,216
Prepaid expenses		406	406	(406)
Accounts payable and accrued liabilities	16,148	9,967	17,105	13,351	55,481	71,628
NET CASH USED IN OPERATING ACTIVITIES	(11,854)	(888)	(888)	(29,166)	(94,106)	(105,961)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on sale of common stock					22,700	22,700
Proceeds from shareholder loans - related parties	11,854			17,776	36,237	48,092
Proceeds from loans/advances				12,100	35,680	35,680
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,854			29,876	94,617	106,472
NET INCREASE (DECREASE) IN CASH		(888)	(888)	710	511	511
CASH, BEGINNING	511	1,399	1,399	689
CASH, ENDING	511	511	511	1,399	511	511
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES
Cash paid during the period for Interest
Cash paid during the period for Income taxes
Redemption of common stock and loan from related party					$ 8,500	$ 8,500

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Nature Of Operations And Basis Of Presentation
NOTE 1 - NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006 and extra-provincially registered under the laws of the Province of British Columbia on January 11, 2007. The Company is in the initial exploration stage and was organized to engage in the business of natural resource exploration in the Province of British Columbia. The Company is an exploration stage enterprise, as defined in FASB ASC 915 “Development Stage Entities.”

On July 31, 2012 the Company’s name was changed to TAP RESOURCES, INC.

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006 and extra-provincially registered under the laws of the Province of British Columbia on January 11, 2007. The Company is in the initial exploration stage and was organized to engage in the business of natural resource exploration in the Province of British Columbia. The Company is an exploration stage enterprise, as defined in FASB ASC 915 “Development Stage Entities.”

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Summary Of Significant Accounting Policies
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Going concern

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $178,805.  As at August 31, 2012, the Company has a working capital deficit of $156,105.  The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Unaudited Financial Statements

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-Q.  They do not include all information and footnotes required by United States generally accepted accounting principles for complete financial statements.  However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to the financial statements for the year ended November 30, 2011 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.  The unaudited financial statements should be read in conjunction with those financial statements included in the Form 10-K. In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the nine months ended August 31, 2012 are not necessarily indicative of the results that may be expected for the year ending November 30, 2012.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

Basic Income (Loss) Per Share

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

Stock-based Compensation

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at August 31, 2012 the Company had no stock-based compensation plans nor had it granted any stock options.  Accordingly no stock-based compensation has been recorded to date.

Recent pronouncements

The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

Going concern

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $150,440.  As at November 30, 2011, the Company has a working capital deficit of $127,740.  The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

Basic Income (Loss) Per Share

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

 Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

Stock-based Compensation

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at November 30, 2011 the Company had no stock-based compensation plans nor had it granted any stock options.  Accordingly no stock-based compensation has been recorded to date.

Recent pronouncements

The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

DUE TO RELATED PARTY	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Due To Related Party
NOTE 3 - DUE TO RELATED PARTY	The Company has received $48,092 (November 30, 2011 - $36,238) as a loan from a shareholder of the Company. The loan is unsecured, payable on demand and bears no interest.	The Company has received $36,238 (November 30, 2010 - $36,238) as a loan from a shareholder of the Company. The loan is unsecured, payable on demand and bears no interest.

LOANS PAYABLE	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Loans Payable [Abstract]
NOTE 4 - LOANS PAYABLE

As of February 29, 2012, the Company received a loan of $23,580 (CDN $25,000) (November 30, 2011 - $23,580) from a third party for the purposes of funding its operations.  The loan has no set date for repayment, is non-interest bearing, unsecured and is payable on demand.

On January 15, 2010, the Company received a loan of $12,100 plus accrued interest of $1,216 from a third party for the purpose of funding its operations.  The loan has no set date for repayment, bears interest of 4% per annum, is unsecured and is payable on demand.

As of November 30, 2011, the Company received a loan of $23,580 (CDN $25,000) (November 30, 2010 - $23,580) from a third party for the purposes of funding its operations.  The loan has no set date for repayment, is non-interest bearing, unsecured and is payable on demand.

On January 15, 2010, the Company received a loan of $12,100 plus accrued interest of $853 from a third party for the purpose of funding its operations.  The loan has no set date for repayment, bears interest of 4% per annum, is unsecured and is payable on demand.

CAPITAL STOCK	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Capital Stock
NOTE 5 - CAPITAL STOCK

On November 16, 2006, the Company issued 1,710,000 common shares at $0.0055 per share to the sole director and President of the Company for cash proceeds of $9,500.

During October and November 2007, the Company issued 100,800 common shares to various investors at $0.111111 per share for cash proceeds of $11,200.

As of March 25, 2009, the sole Director redeemed 1,530,000 shares of the common stock in the Company for consideration of $8,500 which was paid originally.

On March 25, 2009, the Company changed its capitalization from 75,000,000 to 200,000,000 common shares with a par value of $0.001 per share.  No preferred shares have been authorized or issued.

On March 25, 2009, the directors of the Company approved a special resolution to undertake a forward split of the common stock of the Company on a 45 new shares for 1 old share.

All share amounts have been restated to reflect the 45 to1 forward split in March 2009.

On June 5, 2009, the Company issued 120 common shares at $87.50 per share for gross proceeds of $10,500.

All share amounts have been restated to reflect the 250 to 1 reverse split in April 2010.

As of August 31, 2012 and November 30, 2011 there are a total of 280,920 shares issued and outstanding.

All share amounts have been restated to reflect the 250 to 1 reverse split in April 2010. On November 16, 2006, the Company issued 1,710,000 common shares at $0.0055 per share to the sole director and President of the Company for cash proceeds of $9,500.

During October and November 2007, the Company issued 100,800 common shares to various investors at $0.111111 per share for cash proceeds of $11,200.

As of March 25, 2009, the sole Director redeemed 1,530,000 shares of the common stock in the Company for consideration of $8,500 which was paid originally.

On March 25, 2009, the Company changed its capitalization from 75,000,000 to 200,000,000 common shares with a par value of $0.001 per share.  No preferred shares have been authorized or issued.

On March 25, 2009, the directors of the Company approved a special resolution to undertake a forward split of the common stock of the Company on a 45 new shares for 1 old share.

All share amounts have been restated to reflect the 45 to1 forward split in March 2009.

On June 5, 2009, the Company issued 120 common shares at $87.50 per share for gross proceeds of $10,500.

INCOME TAXES	9 Months Ended
Aug. 31, 2012
Income Taxes
NOTE 6 - INCOME TAXES

For the years ended November 30, 2011 and 2010, the Company incurred net operating losses and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At November 30, 2011 and 2010, the Company had approximately $150,440 and $131,557 of federal and state net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2026. The provision for income taxes consisted of the following components for the years ended November 30:

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30:

	November 30
	2011	2010
Deferred tax assets:
Net operating loss carry forwards	$52,654	$46,045
Valuation allowance	(52,654)	(46,045)
Total deferred tax assets	$-	$-

The valuation allowance for deferred tax assets as of November 30, 2011 and 2010 was $52,654 and $46,045, respectively.  In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible.  Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.  As a result, management determined it was more likely than not the deferred tax assets would not be realized as of November 30, 2011 and 2010, and recorded a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows at November 30:

	2011 & 2010
Federal statutory tax rate	(35.0	) %
Permanent difference and other	35.0%

The Company has not filed income tax returns since inception.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended	3 Months Ended
	Nov. 30, 2011 FRESH START PRIVATE HOLDINGS, INC [Member]	Aug. 30, 2012 TAP RESOURCES, INC [Member]
Going concern

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $150,440.  As at November 30, 2011, the Company has a working capital deficit of $127,740.  The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $178,805.  As at August 31, 2012, the Company has a working capital deficit of $156,105.  The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Unaudited Financial Statements

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-Q.  They do not include all information and footnotes required by United States generally accepted accounting principles for complete financial statements.  However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to the financial statements for the year ended November 30, 2011 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.  The unaudited financial statements should be read in conjunction with those financial statements included in the Form 10-K. In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the nine months ended August 31, 2012 are not necessarily indicative of the results that may be expected for the year ending November 30, 2012.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

Basic Income (Loss) Per Share

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

Stock-based Compensation

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at November 30, 2011 the Company had no stock-based compensation plans nor had it granted any stock options.  Accordingly no stock-based compensation has been recorded to date.

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at August 31, 2012 the Company had no stock-based compensation plans nor had it granted any stock options.  Accordingly no stock-based compensation has been recorded to date.

Recent pronouncements	The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.	The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

INCOME TAXES (Tables) (FRESH START PRIVATE HOLDINGS, INC [Member])	12 Months Ended
Nov. 30, 2011
FRESH START PRIVATE HOLDINGS, INC [Member]
Components of net deferred tax assets

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30:

	November 30
	2011	2010
Deferred tax assets:
Net operating loss carry forwards	$52,654	$46,045
Valuation allowance	(52,654)	(46,045)
Total deferred tax assets	$-	$-

Summary of reconciliation between statutory rate and effective tax rate	Reconciliation between the statutory rate and the effective tax rate is as follows at November 30:
	2011 & 2010
Federal statutory tax rate	(35.0	) %
Permanent difference and other	35.0%

NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	12 Months Ended	3 Months Ended
	Nov. 30, 2011 FRESH START PRIVATE HOLDINGS, INC [Member]	Aug. 30, 2012 TAP RESOURCES, INC [Member]
State of incorporation	State of Nevada	State of Nevada
Date of incorporation	Nov 1, 2006	Nov 1, 2006

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	61 Months Ended	70 Months Ended
	Nov. 30, 2011 FRESH START PRIVATE HOLDINGS, INC. [Member]	Aug. 30, 2012 TAP RESOURCES, INC [Member]	Aug. 31, 2012 TAP RESOURCES, INC [Member]
Operating loss	$ 150,440	$ 178,805
Working capital deficit	$ 127,740		$ 156,105

DUE TO RELATED PARTY (Details Narrative) (USD $)	Nov. 30, 2011 FRESH START PRIVATE HOLDINGS, INC. [Member]	Nov. 30, 2010 FRESH START PRIVATE HOLDINGS, INC. [Member]	Aug. 31, 2012 TAP RESOURCES, INC [Member]	Nov. 30, 2011 TAP RESOURCES, INC [Member]
Loan from a shareholder of the Company	$ 48,092	$ 36,238	$ 36,238	$ 36,238

LOANS PAYABLE (Details Narrative) (USD $)	Nov. 30, 2011
FRESH START PRIVATE HOLDINGS, INC. [Member]
Loan received from third party	$ 23,580
TAP RESOURCES, INC [Member]
Loan received from third party	23,580
CDNMember | FRESH START PRIVATE HOLDINGS, INC. [Member]
Loan received from third party	$ 25,000

CAPITAL STOCK (Details Narrative) (TAP RESOURCES, INC [Member])	Aug. 31, 2012	Nov. 30, 2011
TAP RESOURCES, INC [Member]
Common Shares Issued	280,920	280,920
Common Shares Outstanding	280,920	280,920

INCOME TAXES (Details) (FRESH START PRIVATE HOLDINGS, INC. [Member], USD $)	Nov. 30, 2011	Nov. 30, 2010
FRESH START PRIVATE HOLDINGS, INC. [Member]
Deferred tax assets:
Net operating loss carry forwards	$ 52,654	$ 46,045
Valuation allowance	(52,654)	(46,045)
Total deferred tax assets